                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8014
                                                      --------

                               Utilities Portfolio
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                          Registrant's Telephone Number

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
-----------------------------------------------------------------------
Comcast Corp., Class A(1)                       200,000    $  6,036,000
-----------------------------------------------------------------------
                                                           $  6,036,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
Ovation, Inc.(1)(3)                              16,482    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Electric Utilities -- 30.2%
-----------------------------------------------------------------------
ALLETE, Inc.                                    555,000    $ 14,735,250
American Electric Power Co., Inc.               150,000       4,474,500
Black Hills Corp.                               200,000       6,140,000
Dominion Resources, Inc.                        100,000       6,427,000
Edison International(1)                         100,000       1,643,000
Energy East Corp.                               685,000      14,220,600
Entergy Corp.                                   305,000      16,097,900
Exelon Corp.                                    280,625      16,784,181
Fortum Oyj(2)                                   450,000       3,613,249
FPL Group, Inc.                                  75,000       5,013,750
Hawaiian Electric Industries, Inc.               25,000       1,146,250
National Grid Transco plc(2)                  1,009,000       6,855,389
Pepco Holdings, Inc.                            576,800      11,051,488
PPL Corp.                                        45,000       1,935,000
Public Power Corp.(2)                            65,000       1,173,932
Public Service Enterprise Group, Inc.            50,000       2,112,500
Scottish and Southern Energy PLC(2)             500,000       5,157,672
Texas Genco Holdings, Inc.                       55,250       1,284,563
-----------------------------------------------------------------------
                                                           $119,866,224
-----------------------------------------------------------------------
Electrical and Electronic Equipment -- 0.1%
-----------------------------------------------------------------------
Hubbell, Inc.                                    10,000    $    331,000
-----------------------------------------------------------------------
                                                           $    331,000
-----------------------------------------------------------------------
Gas Utilities -- 6.5%
-----------------------------------------------------------------------
AGL Resources, Inc.                             130,000    $  3,307,200
Equitable Resources, Inc.                       135,000       5,499,900
KeySpan Corp.                                   175,000       6,203,750
ONEOK, Inc.                                     275,000       5,398,250
TransAlta Corp.(2)                              125,000       1,660,000
Williams Co., Inc. (The)                        450,000       3,555,000
-----------------------------------------------------------------------
                                                           $ 25,624,100
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Integrated Oil -- 7.8%
-----------------------------------------------------------------------
BP plc ADR                                      150,000    $  6,303,000
ChevronTexaco Corp.                             100,000       7,220,000
ConocoPhillips                                  115,000       6,302,000
Exxon Mobil Corp.                               200,000       7,182,000
Total SA ADR                                     50,000       3,790,000
-----------------------------------------------------------------------
                                                           $ 30,797,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
-----------------------------------------------------------------------
San Juan Basin Royalty Trust                     35,000    $    628,250
-----------------------------------------------------------------------
                                                           $    628,250
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
-----------------------------------------------------------------------
Occidental Petroleum Corp.                      220,000    $  7,381,000
Talisman Energy, Inc.(2)                         40,000       1,834,000
Tatneft ADR                                      10,000         190,100
-----------------------------------------------------------------------
                                                           $  9,405,100
-----------------------------------------------------------------------
Publishing -- 0.6%
-----------------------------------------------------------------------
Pearson plc(2)                                  200,000    $  1,871,309
Pearson plc ADR                                  75,000         720,000
-----------------------------------------------------------------------
                                                           $  2,591,309
-----------------------------------------------------------------------
Telecommunications Services -- 13.7%
-----------------------------------------------------------------------
AO VimpelCom ADR(1)                             112,500    $  5,224,500
AT&T Wireless Services, Inc.(1)                 500,000       4,105,000
Deutsche Telekom AG(1)(2)                       350,000       5,350,853
Elisa Oyj(1)(2)                                 336,250       2,893,303
France Telecom SA(1)(2)                         231,000       5,676,011
Koninklijke (Royal) KPN NV(1)(2)                200,000       1,419,532
mm02 plc(1)(2)                                1,500,000       1,407,201
TDC A/S(2)                                      300,600       9,007,666
Telecom Italia Mobile(2)                      1,052,000       5,191,622
Telecom Italia SPA(2)                           325,000       2,946,046
Telefonica SA(2)                                250,000       2,907,510
Telekom Austria AG(1)(2)                          4,598          52,258
Vodafone Group plc ADR                          420,000       8,253,000
-----------------------------------------------------------------------
                                                           $ 54,434,502
-----------------------------------------------------------------------
Telephone Utilities -- 12.0%
-----------------------------------------------------------------------
BCE, Inc.(2)                                    640,400    $ 14,799,644
BellSouth Corp.                                 225,000       5,991,750
CenturyTel, Inc.                                 50,000       1,742,500
Manitoba Telecom Services, Inc.(2)               80,000       2,345,581

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telephone Utilities (continued)
-----------------------------------------------------------------------
SBC Communications, Inc.                        300,000    $  7,665,000
Telefonos de Mexico SA de CV (Telmex)
ADR                                             240,000       7,540,800
Verizon Communications, Inc.                    190,000       7,495,500
-----------------------------------------------------------------------
                                                           $ 47,580,775
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 16.5%
-----------------------------------------------------------------------
Ameren Corp.                                     95,800    $  4,224,780
Centrica plc(2)                                 700,000       2,033,726
Cinergy Corp.                                   250,000       9,197,500
E ON AG(2)                                       75,000       3,862,588
Firstenergy Corp.                               360,000      13,842,000
MDU Resources Group, Inc.                       208,900       6,996,061
NSTAR                                            50,000       2,277,500
PG&E Corp.(1)                                   425,000       8,988,750
SCANA Corp.                                     100,000       3,428,000
Scottish Power plc(2)                           754,290       4,538,777
Sempra Energy                                   154,700       4,413,591
Xcel Energy, Inc.                               100,000       1,504,000
-----------------------------------------------------------------------
                                                           $ 65,307,273
-----------------------------------------------------------------------
Water Utilities -- 0.6%
-----------------------------------------------------------------------
Philadelphia Suburban Corp.                     100,000    $  2,438,000
-----------------------------------------------------------------------
                                                           $  2,438,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $321,188,417)                          $365,039,533
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 7.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Utilities -- 2.3%
-----------------------------------------------------------------------
FPL Group, Inc.(1)                              150,000    $  8,944,500
-----------------------------------------------------------------------
                                                           $  8,944,500
-----------------------------------------------------------------------
Gas Utilities -- 1.7%
-----------------------------------------------------------------------
KeySpan Corp.(1)                                100,000    $  5,295,000
Williams Companies Inc.(1)(4)                    29,400       1,594,950
-----------------------------------------------------------------------
                                                           $  6,889,950
-----------------------------------------------------------------------
Telecommunications Services -- 1.3%
-----------------------------------------------------------------------
Alltel Corp.                                    100,000    $  4,975,000
-----------------------------------------------------------------------
                                                           $  4,975,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.8%
-----------------------------------------------------------------------
Cinergy Corp.(1)                                120,000    $  7,108,800
Reliant Resources, Inc.(4)                      100,000          98,500
-----------------------------------------------------------------------
                                                           $  7,207,300
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $25,073,200)                           $ 28,016,750
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
Ovation, Inc.(3)                                    807    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,595,224)                            $          0
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                              $      2,451    $  2,451,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,451,000)                         $  2,451,000
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $352,307,841)                          $395,507,283
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $    779,682
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $396,286,965
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $352,307,841)        $395,507,283
Cash                                             3,853
Receivable for investments sold              5,971,750
Interest and dividends receivable              942,628
Prepaid expenses                                   300
Tax reclaim receivable                         112,097
------------------------------------------------------
TOTAL ASSETS                              $402,537,911
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,213,700
Payable to affiliate for Trustees' fees          5,336
Accrued expenses                                31,910
------------------------------------------------------
TOTAL LIABILITIES                         $  6,250,946
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $396,286,965
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $353,079,774
Net unrealized appreciation (computed on
   the basis
   of identified cost)                      43,207,191
------------------------------------------------------
TOTAL                                     $396,286,965
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $268,239)                              $ 7,598,989
Interest                                       64,660
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 7,663,649
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,136,020
Trustees' fees and expenses                     9,046
Custodian fee                                  99,656
Legal and accounting services                  19,027
Interest expense                                2,846
Miscellaneous                                   5,140
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,271,735
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 6,391,914
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 4,416,853
   Foreign currency transactions                  581
-----------------------------------------------------
NET REALIZED GAIN                         $ 4,417,434
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $31,530,207
   Foreign currency                             9,002
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $31,539,209
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,956,643
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $42,348,557
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      6,391,914  $      12,427,542
   Net realized gain (loss)                      4,417,434        (55,140,171)
   Net change in unrealized appreciation
      (depreciation)                            31,539,209         (8,053,833)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     42,348,557  $     (50,766,462)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     43,813,685  $      44,414,851
   Withdrawals                                 (40,953,045)       (68,277,125)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      2,860,640  $     (23,862,274)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     45,209,197  $     (74,628,736)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    351,077,768  $     425,706,504
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    396,286,965  $     351,077,768
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------------
                                  (UNAUDITED)           2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.73%(1)        0.73%        0.71%        0.71%        0.72%        0.72%
   Interest expense                         --(1)(2)        --(2)      0.01%        0.01%          --(2)      0.16%
   Net investment income                  3.68%(1)        3.40%        2.00%        1.54%        1.68%        3.13%
Portfolio Turnover                          79%            146%         169%         149%          93%          78%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          12.50%         (12.13)%     (18.61)%         --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $396,287        $351,078     $425,707     $574,586     $579,090     $459,616
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2)  Represents less than 0.01%.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Utilities Fund held approximately 99.9% interest in the Portfolio. Under normal circumstances, the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Marketable securities listed in the NASDAQ Market System are valued at the NASDAQ official closing price. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $31 in credit balances were used to reduce the Portfolio's custodian fee.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% (annualized) on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the six months ended June 30, 2003, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $1,136,020. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $295,521,488, and $270,852,242, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $352,307,841
    ------------------------------------------------------
    Gross unrealized appreciation             $ 50,633,566
    Gross unrealized depreciation               (7,434,124)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 43,199,442
    ------------------------------------------------------

   The net unrealized appreciation on foreign currency was $7,749 at June 30, 2003.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholders Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   ITEM 1: To elect Trustees of the Portfolio. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            97%           3%
    Donald R. Dwight                                 97%           3%
    James B. Hawkes                                  97%           3%
    Samuel L. Hayes, III                             97%           3%
    William H. Park                                  97%           3%
    Norton H. Reamer                                 97%           3%
    Lynn A. Stout                                    97%           3%

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

   ITEM 2: To modify the investment objective of the Portfolio. The results of the vote were as follows:

    AFFIRMATIVE                                79%
    AGAINST                                     5%
    ABSTAIN                                     4%
    BROKER NON-VOTES                           12%

INVESTMENT MANAGEMENT

UTILITIES PORTFOLIO

Officers

Duncan W. Richardson
President

Judith A. Saryan
Vice President and
Portfolio Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of

Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously,
Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio


By:   /S/ Richard W. Richardson
      -------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: August 18, 2003


By:   /S/ Duncan W. Richarson
      -----------------------
      Duncan W. Richardson
      President


Date: August 18, 2003